Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-1

Collection Period	03/01/20-03/31/20
Determination Date	4/10/2020
Distribution Date	4/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-05.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$300,552,949.63
2.	Collections allocable to Principal		$16,118,580.52
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$594,823.68
5.	Pool Balance on the close of the last day of the related Collection Period		$283,839,545.43
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		35,863
7.	Initial Pool Balance		$1,310,000,025.92
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$95,002,949.50	$78,289,545.30
	d. Class A-4 Note Balance	$117,800,000.00	$117,800,000.00
	e. Class B Note Balance	$24,800,000.00	$24,800,000.00
	f. Class C Note Balance	$26,200,000.00	$26,200,000.00
	g. Class D Note Balance	$30,200,000.00	$30,200,000.00
	h. Note Balance (sum a - g)	$294,002,949.50	$277,289,545.30
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.2209371	0.1820687
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.2244297	0.2116714
10.	Overcollateralization Target Amount		$6,550,000.13
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,550,000.13
12.	Weighted Average Coupon		7.59%
13.	Weighted Average Original Term	months	67.74
14.	Weighted Average Remaining Term	months	26.54
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,811,288.17
	b. Liquidation Proceeds allocable to Finance Charge		$2,902.11
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,814,190.28
16.	Principal:
	a. Collections allocable to Principal		$16,118,580.52
	b. Liquidation Proceeds allocable to Principal		$278,343.46
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$16,396,923.98

17.	Total Finance Charge and Principal Collections (15d + 16d)	$18,211,114.26
18.	Interest Income from Collection Account	$10,004.09
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$18,221,118.35
Available Funds
21.	Available Collections	$18,221,118.35
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$18,221,118.35
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$250,460.79
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$250,460.79
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$156,754.87
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$156,754.87
	m. Class A-4 Monthly Interest	$222,838.33
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$222,838.33
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$52,493.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$52,493.33
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$62,006.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$62,006.67
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$86,321.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$86,321.67
34.	Quaternary Principal Distributable Amount	$10,163,404.07
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$10,994,279.73
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,550,000.13
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,814,190.28
	b. Total Daily Deposits of Principal Collections	$16,396,923.98
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$10,004.09
	e. Total Deposits to Collection Account (sum a - d)	$18,221,118.35
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$250,460.79
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$17,293,819.07
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$676,838.49
	f. Total Withdrawals from Collection Account (sum a - e)	$18,221,118.35
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$156,754.87
	d. Class A-4 Interest Distribution	$222,838.33
	e. Class B Interest Distribution	$52,493.33
	f. Class C Interest Distribution	$62,006.67
	g. Class D Interest Distribution	$86,321.67
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$16,713,404.20
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$17,293,819.07
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$16,870,159.07
	d. Class A-4 Distribution	$222,838.33
	e. Class B Distribution	$52,493.33

f. Class C Distribution	$62,006.67
g. Class D Distribution	$86,321.67
h. Total Withdrawals from Note Payment Account (sum a - g)	$17,293,819.07

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$676,838.49
	b. Reserve Account surplus (Ln 55)	$1,860.18
	c. Total Deposits to Certificate Payment Account (sum a - b)	$678,698.67
46.	Withdrawals
	a. Certificateholder Distribution	$678,698.67
	b. Total Withdrawals from Certificate Payment Account	$678,698.67
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $3,275,000.06	$3,275,000.06
	b. Note Balance	$277,289,545.30
48.	Required Reserve Account Amount	$3,275,000.06
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$3,275,000.06
50.	Investment Earnings	$1,860.18
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$3,276,860.24
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$1,860.18
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$3,275,000.06
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$250,460.79
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$17,293,819.07
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$676,838.49
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,860.18
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$16,870,159.07
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$222,838.33
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$52,493.33
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$62,006.67
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$86,321.67
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$678,698.67

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	894	$9,387,801.58
	b. 61 to 90 days past due	409	$4,705,705.75
	c. 91 to 120 days past due	103	$1,054,616.34
	d. 121 or more days past due	1	$13,807.12
	e. Total Past Due (sum a - d)	1,407	$15,161,930.79
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)		5.3417%

73.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	75	$594,823.68
75.	Recoveries	207	$281,245.57
76.	Net Losses (Ln 74 - Ln 75)		$313,578.11
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)		0.1043%

Cumulative Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	3,800	$47,934,533.97
79.	Recoveries	3,114	$21,223,728.06
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$26,710,805.91
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)		2.0390%
82.	Average Net Loss on Defaulted Receivables		$7,029.16

Other Servicing Information

83.	Principal Balance of Receivables extended during the Collection Period		$10,379,365.95
84.	Pool Balance on the close of the last day of the preceding Collection Period		$300,552,949.63
85.	Ratio of extensions to pool balance (Ln 83 / Ln 84)		3.45%

Servicer Covenant
86.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,678,310,000.00
87.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 10, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer